EXHIBIT 99.33

CONSOLIDATED ANALYTICS data compare report

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
866104	xxxxxx	As-Is Value	xxxxxx	xxxxxx	Two full appraisals were provided. Used the lower of the two values ($xxxxxxmill) for LTV
866104	xxxxxx	DSCR	1.09	1.14	$17,668.83 gross rents / $16,150.27 PITIA = 1.09 DSCR
866104	xxxxxx	Mo Pymt (P&I)	13854.75	14365.37	Correct based on note
866104	xxxxxx	NON QM Months Reserves	22.01	34.19	Months reserves based on funds to close in file
866094	xxxxxx	As-Is Value	xxxxxx	xxxxxx	As is value versus purchase price
866094	xxxxxx	NON QM Months Reserves	27.54	42.32	Months reserves based on funds to close in file
866095	xxxxxx	DSCR	1.13	1.29	$5,700 gross rents / $5,062.23 PITIA = 1.13 DSCR
866108	xxxxxx	As-Is Value	xxxxxx	xxxxxx	As is value versus purchase price
866108	xxxxxx	DSCR	1.65	1.14	$11,500 gross rents / $6,960.06 PITIA = 1.65 DSCR
866108	xxxxxx	Mo Pymt (P&I)	5042.50	4802.38	Correct based on note
866108	xxxxxx	NON QM Months Reserves	10.26	0.00	Months reserves based on funds to close in file
866112	xxxxxx	DSCR	1.03	1.22	$8,600 gross rents / $8423.01 PITIA = .64 DSCR
866112	xxxxxx	Mo Pymt (P&I)	6837.68	6014.55	Correct based on note
866112	xxxxxx	T & I Payment	1585.00	0.00	$xxxxxx/month taxes + $xxxxxx/month insurance
866112	xxxxxx	NON QM Months Reserves	21.60	0.00	Months reserves based on funds to close in file
866121	xxxxxx	Origination Date	xxxxxx	xxxxxx	Correct based on note
866121	xxxxxx	NON QM Months Reserves	17.14	52.93	Months reserves based on funds to close in file
866111	xxxxxx	Interest Rate	10.250%	10.249%	correct based on note
866111	xxxxxx	DSCR	1.78	1.95	$10,800 gross rents / $7,609.59 PITIA = 1.81 DSCR
866111	xxxxxx	Mo Pymt (P&I)	3608.85	3399.53	P&I is $3,608.85
866111	xxxxxx	T & I Payment	2362.56	0.00	$763.17 insurance + $xxxxxx taxes = $xxxxxx TIA
866111	xxxxxx	NON QM Months Reserves	54.80	0.00	Months reserves based on funds to close in file
866115	xxxxxx	DSCR	1.19	1.12	$9,753.83 gross rents / $8169.35 PITIA = 1.19 DSCR
866115	xxxxxx	NON QM Months Reserves	25.50	0.00	Months reserves based on funds to close in file
866124	xxxxxx	DSCR	1.30	1.18	Missing appraisal
866124	xxxxxx	Mo Pymt (P&I)	12322.92	13295.24	Matches P&1 on Note
866124	xxxxxx	Escrows	1-Taxes	4-Taxes and Insurance	HUD reflects taxes
866118	xxxxxx	DSCR	2.18	2.15	$9,540 gross rents / $4,370.06 PITIA = 2.18DSCR
866119	xxxxxx	Mo Pymt (P&I)	8846.56	13351.98	P&I is $8,846.56 per note in file
866119	xxxxxx	T & I Payment	3494.66	3818.00	$xxxxxxtaxes + $xxxxxx insurance + $xxxxxx flood = $3494.66 TIA
859638	xxxxxx	City	xxxxxx	xxxxxx	Appraisal reflects subject property in the city of xxxxxx
859638	xxxxxx	State	xxxxxx	xxxxxx	Appraisal reflects subject property in the State of xxxxxx
859638	xxxxxx	Qualifying Value	xxxxxx	xxxxxx	Qualifying Value of $xxxxxx based on purchase price
868128	xxxxxx	Cash Disbursement Date	xxxxxx	xxxxxx	Per Final CD
868126	xxxxxx	Calculated DSCR	1.113	1.0121	Confirmed based on the Market Rent of $2,200 from the Market Rent Survey (1007).
868160	xxxxxx	Qualifying FICO	776	771	Taken from middle score on credit report provided from origination file
868167	xxxxxx	Calculated DSCR	1.166	1.2366	Per long term market rents. Unable to use xxxxxx. No evidence of subject property being converted to short term rental